Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments Under Operating Leases	Future minimum rental payments under operating leases as of December 31, 2017 are as follows (in thousands):

2018	$364
2019	374
2020	32
Total	$770